Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Caring Brands, Inc.
Entity Central Index Key	0002020737
Entity Primary SIC Number	2844
Entity Tax Identification Number	99-4103908
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	130 S Indian River Drive
Entity Address, Address Line Two	Suite 202 pbm# 1232
Entity Address, City or Town	Fort Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34950
City Area Code	(561)
Local Phone Number	896-7616
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Caring Brands, Inc.
Entity Address, Address Line Two	130 S Indian River Drive
Entity Address, Address Line Three	Suite 202 pbm# 1232
Entity Address, City or Town	Fort Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34950
City Area Code	(561)
Local Phone Number	896-7616
Contact Personnel Name	Dr. Glynn Wilson